UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07810

Exact name of registrant as specified in charter:	Delaware Investments® Colorado
Municipal Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.
June 30, 2014 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 140.12%
Corporate-Backed Revenue Bonds – 2.85%
Public Authority for Colorado
Energy Revenue
6.25% 11/15/28	865,000	$1,074,010
Public Authority of Colorado
Energy Natural Gas
Revenue
Series 2008
6.50% 11/15/38	750,000	982,650
		2,056,660
Education Revenue Bonds – 26.42%
Colorado Educational &
Cultural Facilities Authority
Revenue
(Academy Charter School
Project)
5.50% 5/1/36 (SGI)	1,720,000	1,726,020
(Bromley Charter School
Project)
5.25% 9/15/32 (SGI)	3,245,000	3,316,293
(Charter School -
Community Leadership
Academy) 7.45% 8/1/48	500,000	536,175
(Johnson & Wales
University) Series A
5.25% 4/1/37	900,000	993,879
(Liberty Charter School)
Series A 5.00% 1/15/44	1,000,000	1,035,670
(Littleton Charter School
Project)
4.375% 1/15/36 (AGC)	1,200,000	1,200,840
(Student Housing - Campus
Village Apartments)
5.00% 6/1/23	1,065,000	1,179,253
Colorado School of Mines
Series B 5.00% 12/1/42	2,500,000	2,726,600
Colorado State Board of
Governors
(University Enterprise
System) Series A
5.00% 3/1/39	10,000	10,956
University of Colorado
5.00% 6/1/31	3,185,000	3,564,461
Series A 5.00% 6/1/33	1,000,000	1,131,640
Series A 5.375% 6/1/38	750,000	859,763
Western State College
5.00% 5/15/34	750,000	799,815
		19,081,365
Electric Revenue Bonds – 3.56%
Colorado Springs Utilities
System Improvement
Revenue
Series C 5.50% 11/15/48	750,000	848,745
Platte River Power Authority
Series HH 5.00% 6/1/28	1,500,000	1,721,760
		2,570,505
Healthcare Revenue Bonds – 44.26%
Aurora Hospital Revenue
(Children’s Hospital
Association Project)
Series A 5.00% 12/1/40	4,000,000	4,211,000
Colorado Health Facilities
Authority Revenue
(Boulder Community
Hospital Project)
5.00% 10/1/32	500,000	543,240
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	783,697
Series A 5.00% 2/1/41	2,400,000	2,554,824
Series A 5.25% 2/1/33	1,625,000	1,772,956
Series A 5.25% 1/1/45	1,000,000	1,092,360
Series C-1
5.10% 10/1/41 (AGM)	1,000,000	1,044,800
Series D 6.125% 10/1/28	750,000	861,623
(Christian Living
Community Project)
6.375% 1/1/41	615,000	657,257
Series A 5.75% 1/1/37	885,000	901,160
(Covenant Retirement
Communities Inc.)
Series A 5.00% 12/1/33	1,000,000	1,033,270
Series A 5.75% 12/1/36	1,000,000	1,067,360
(Evangelical Lutheran Good
Samaritan Society)
5.00% 6/1/28	1,250,000	1,341,025
5.50% 6/1/33	2,000,000	2,202,640
5.625% 6/1/43	1,000,000	1,100,370
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	500,000	582,790
(Mental Health Center of
Denver Project) Series A
5.75% 2/1/44	1,500,000	1,645,860
(National Jewish Health
Project) 5.00% 1/1/27	500,000	527,490

(continues)     NQ-OV2 [6/14] 8/14 (13016) 1

Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities
Authority Revenue
(Sisters of Charity of
Leavenworth Health
System) Series A
5.00% 1/1/40	4,750,000	$5,017,377
(Total Long-Term Care)
Series A 6.00% 11/15/30	400,000	436,612
Denver Health & Hospital
Authority Health Care
Revenue
Series A 5.25% 12/1/45	500,000	530,880
(Recovery Zone Facilities)
5.625% 12/1/40	750,000	805,200
University of Colorado
Hospital Authority Revenue
Series A 5.00% 11/15/37	500,000	516,835
Series A 6.00% 11/15/29	650,000	739,882
		31,970,508
Housing Revenue Bonds – 0.44%
Colorado Housing & Finance
Authority
(Single Family Mortgage -
Class 1) Series A
5.50% 11/1/29 (FHA) (VA) (HUD) 305,000		316,200

		316,200
Lease Revenue Bonds – 9.23%
Aurora Certificates of
Participation
Series A 5.00% 12/1/30	630,000	704,995
Colorado Building Excellent
Schools Today Certificates
of Participation
Series G 5.00% 3/15/32	2,000,000	2,209,460
Glendale Certificates of
Participation
5.00% 12/1/25 (SGI)	1,500,000	1,623,705
Pueblo County Certificates of
Participation
(County Judicial Complex
Project)
5.00% 9/15/42 (AGM)	2,000,000	2,130,720
		6,668,880
Local General Obligation Bonds – 12.59%
Adams 12 Five Star Schools
5.00% 12/15/25	250,000	304,920
Arapahoe County School
District No. 1 Englewood
5.00% 12/1/31	2,935,000	3,313,409
Boulder Larimer & Weld
Counties St. Vrain Valley
School District No. Re-1J
5.00% 12/15/33	750,000	848,970
Central Colorado Water
Conservancy District
(Limited Tax)
5.00% 12/1/33	750,000	831,653
Denver City & County
(Better Denver & Zoo)
Series A 5.00% 8/1/25	650,000	750,769
Denver International Business
Center Metropolitan
District No. 1
5.00% 12/1/30	650,000	685,516
Jefferson County School
District No. R-1
5.25% 12/15/24	750,000	939,473
Pueblo County School District
No. 70
5.00% 12/1/31	500,000	561,830
Rangely Hospital District
6.00% 11/1/26	750,000	855,667
		9,092,207
Pre-Refunded/Escrowed to Maturity Bonds – 8.42%§
Adams & Arapahoe Counties
Joint School District No.
28J (Aurora)
6.00% 12/1/28-18	600,000	728,928
Colorado State Board of
Governors
Series A 5.00% 3/1/39-19	690,000	808,901
Colorado Water Resources &
Power Development
Authority Revenue
(Parker Water & Sanitation
District) Series D
5.25% 9/1/43-14 (NATL-RE)	1,500,000	1,513,020
Regional Transportation
District Revenue
(FasTracks Project)
Series A
4.375% 11/1/31-16 (AMBAC)	1,250,000	1,365,813

2 NQ-OV2 [6/14] 8/14 (13016)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds§ (continued)
Regional Transportation
District Revenue
Series A
5.00% 11/1/28-16 (AMBAC)	1,500,000	$1,661,685
		6,078,347
Special Tax Revenue Bonds – 19.96%
City of Commerce City
5.00% 8/1/44 (AGM)	1,000,000	1,100,170
Denver Convention Center
Hotel Authority Revenue
5.00% 12/1/35 (SGI)	2,875,000	2,917,521
Guam Government Business
Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	453,979
Series A 5.25% 1/1/36	565,000	594,855
Regional Transportation
District Revenue
Series A 5.375% 6/1/31	460,000	505,223
(Denver Transit Partners)
6.00% 1/15/41	2,175,000	2,411,292
(FasTracks Project)
Series A
4.50% 11/1/36 (AGM)	1,500,000	1,543,200
Series A 5.00% 11/1/38	4,085,000	4,586,148
Tallyns Reach Metropolitan
District No. 3
(Limited Tax Convertible)
5.125% 11/1/38	295,000	304,705
		14,417,093
Transportation Revenue Bonds – 9.37%
Colorado High Performance
Transportation Enterprise
Revenue
(Senior U.S. 36 & I-25
Managed Lanes)
5.75% 1/1/44 (AMT)	1,110,000	1,141,924
Denver City & County Airport
System Revenue
Series A 5.25% 11/15/36	750,000	833,130
Series B 5.00% 11/15/27	1,000,000	1,132,280
Series B 5.00% 11/15/28	1,000,000	1,126,980
Series B 5.00% 11/15/37	2,000,000	2,194,000
E-470 Public Highway
Authority
Series C 5.25% 9/1/25	310,000	340,212
		6,768,526
Water & Sewer Revenue Bonds - 3.02%
City of Aurora Water Revenue
First Lien Series A
5.00% 8/1/36 (AMBAC)	2,000,000	2,181,500
		2,181,500
Total Municipal Bonds
(cost $95,124,150)		101,201,791

Total Value of
Securities – 140.12%
(cost $95,124,150)		101,201,791
Liquidation Value of
Preferred
Stock – (41.54%)		(30,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.42%		1,023,113
Net Assets – 100.00%		$72,224,904
____________________

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
See Note 4 in “Notes.”

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
HUD – Housing and Urban Development Section 8
NATL-RE – Insured by National Public Finance Guarantee Corporation
SGI – Insured by Syncora Guarantee Inc.
VA – Veterans Administration Collateral

NQ-OV2 [6/14] 8/14 (13016) 3

Notes

Delaware Investments® Colorado Municipal Income Fund, Inc.
June 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments Colorado Municipal Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2011–March 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$95,124,150
Aggregate unrealized appreciation	$6,077,641
Aggregate unrealized depreciation	—
Net unrealized appreciation	$6,077,641

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

4 NQ-OV2 [6/14] 8/14 (13016)

(Unaudited)

Losses that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$259,063	$1,533,560

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 -

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 2
Municipal Bonds	$101,201,791

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Preferred Stock

On Nov. 15, 2011, the Fund, issued $30,000,000 Series 2016 Variable Rate MuniFund Term Preferred (VMTP) Shares, with $100,000 liquidation value per share in a privately negotiated offering. Proceeds from the issuance of VMTP Shares, net of offering expenses, were invested in accordance with the Fund’s investment objective. The VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(continues)     NQ-OV2 [6/14] 8/14 (13016) 5

Notes

June 30, 2014 (Unaudited)

3. Preferred Stock (continued)

The Fund is obligated to redeem its VMTP Shares on Dec. 1, 2016, unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares may be redeemed at the option of the Fund, at par after Dec. 1, 2013. The Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on the VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly, subject to adjustments in certain circumstances. The VMTP Shares are treated as equity for tax and reporting purposes.

The Fund uses leverage because its managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt the Fund’s overall performance.

Leverage may also cause the Fund to incur certain costs. In the event that the Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch Ratings and Moody’s Investors Service (Moody’s), funding dividend payments, or funding redemptions), the Fund will pay additional fees with respect to the leverage.

4. Geographic, Credit, and Market Risk

The Fund concentrates its investments in securities issued by municipalities, mainly in Colorado, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Fund’s investments may be adversely affected by new legislation within the state or territory, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At June 30, 2014, 26.01% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s (S&P) and/or Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

6 NQ-OV2 [6/14] 8/14 (13016)

(Unaudited)

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-OV2 [6/14] 8/14 (13016) 7

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: